Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,308,579
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	10,698
Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	80,000
Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,151
Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	100,000
El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	175,500
Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	146,596
Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	252,000
Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,000
Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	468,750
Kurmuk [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	87,500
Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	420,059
2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	450
2025 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2025 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
2025 [member] | Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	50,000
2025 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,875
2025 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2025 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	156,250
2025 [member] | Kurmuk [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	87,500
2026 - 2027 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	795,067
2026 - 2027 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,013
2026 - 2027 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,429
2026 - 2027 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,500
2026 - 2027 [member] | Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	50,000
2026 - 2027 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,625
2026 - 2027 [member] | Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,000
2026 - 2027 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	312,500
2028 - 2029 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	613,921
2028 - 2029 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,103
2028 - 2029 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000
2028 - 2029 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	99,722
2028 - 2029 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	97,500
2028 - 2029 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	146,596
2028 - 2029 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	252,000
After 2029 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	479,532
After 2029 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	6,132
After 2029 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	64,000
After 2029 [member] | Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
After 2029 [member] | Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2029 [member] | Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2029 [member] | Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
After 2029 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000